Main items related to operating activities	12 Months Ended
Dec. 31, 2025
Main items related to operating activities
Main items related to operating activities

Note 5 Main items related to operating activities

Items related to the statement of income

5.1 Net sales

Accounting principles

IFRS 15 requires identification of the performance obligations for the transfer of goods and services in each contract with customers. Revenue is recognized upon satisfaction of the performance obligations for the amounts that reflect the consideration to which TotalEnergies expects to be entitled in exchange for those goods and services.

Sales of goods

Revenues from sales are recognized when the control has been transferred to the buyer and the amount can be reasonably measured. Revenues from sales of crude oil and natural gas are recorded upon transfer of title, according to the terms of the sales contracts.

Revenues from the production of crude oil and natural gas properties, in which TotalEnergies has an interest with other producers, are recognized based on actual entitlement volumes sold over the period. Any difference between entitlement volumes and volumes sold, based on TotalEnergies net working interest, are recognized in the “Under-lifting” and “Over-lifting” accounts in the balance sheet and in operating expenses in the profit and loss.

Oil and gas delivered quantities that represent production royalties and taxes, when paid in cash, are included in revenues, except for the United States and Canada.

Certain transactions within the trading activities (contracts involving quantities that are purchased from third parties then resold to third parties) are shown at their net value in purchases, net of inventory variation. These transactions relate in particular to crude oil, petroleum products, gas, power and LNG.

Exchanges of crude oil and petroleum products realized within trading activities are shown at their net value in both the statement of income and the balance sheet.

Sales of services

Revenues from services are recognized when the services have been rendered.

Revenues from gas transport are recognized when services are rendered. These revenues are based on the quantities transported and measured according to procedures defined in each service contract.

Shipping revenues and expenses from time-charter activities are recognized on a pro rata basis over a period that commences upon the unloading of the previous voyage and terminates upon the unloading of the current voyage. Shipping revenue recognition starts only when a charter has been agreed to by both TotalEnergies and the customer.

Income related to the distribution of electricity and gas is not recognized in revenues in certain countries because TotalEnergies acts as an agent in this transaction. In these countries, TotalEnergies is not responsible for the delivery and does not set the price of the service, because it can only pass on to the customer the amounts invoiced to it by the distributors.

Excise taxes

Excise taxes are rights or taxes which amount is calculated based on the quantity of oil and gas products put on the market. Excise taxes are determined by the states. They are paid directly to the customs and tax authorities and then invoiced to final customers by being included in the sales price.

The analysis of the criteria set by IFRS 15 led TotalEnergies to determine that it was acting as principal in these transactions. Therefore, sales are presented on a gross basis, including excise taxes collected by TotalEnergies within the course of its oil distribution operations. In addition, the subtotal “Revenue from Sales” is presented as an additional line item in the P&L and is obtained by deducting Excise tax expenses from Sales.

5.2 Operating expenses and research and development

Accounting principles

TotalEnergies applies IFRS 6 “Exploration for and Evaluation of Mineral Resources”. Oil and gas exploration and production properties and assets are accounted for in accordance with the Successful Efforts method.

Geological and geophysical costs, including seismic surveys for exploration purposes are expensed as incurred in exploration costs.

Costs of dry wells and wells that have not found proved reserves are charged to expense in exploration costs.

5.2.1 Operating expenses

For the year ended December 31,
(M$)	2025	2024	2023
Purchases, net of inventory variation (a) (b)	(116,740)	(127,664)	(143,041)
Exploration costs	(419)	(999)	(573)
Other operating expenses (c)	(30,914)	(29,860)	(30,419)
of which non-current operating liabilities (allowances) reversals	660	870	821
of which current operating liabilities (allowances) reversals	15	(60)	(92)
OPERATING EXPENSES	(148,073)	(158,523)	(174,033)
(a)	Includes taxes paid on oil and gas production in the Exploration & Production segment, amongst others royalties.
(b)	TotalEnergies values under / over lifting at market value.
(c)

Principally composed of production and administrative costs (refer in particular to payroll costs as detailed in Note 10 to the Consolidated Financial Statements “Payroll, staff and employee benefits obligations”).

5.2.2 Research and development costs

Accounting principles Research costs are charged to expense as incurred. Development expenses are capitalized when the criteria of IAS 38 are met.

Research and development costs incurred by TotalEnergies in 2025 and booked in operating expenses (excluding depreciations) amount to $810 million ($805 million in 2024 and $774 million in 2023), corresponding to 0.40% of the sales.

In 2025, 3,778 people are dedicated to these research and development activities (3,715 in 2024 and 3,687 in 2023).

5.3 Amortization, depreciation and impairment of tangible assets and mineral interests

The amortization, depreciation and impairment of tangible assets and mineral interests are detailed as follows:

For the year ended December 31,
(M$)	2025	2024	2023
Depreciation and impairment of tangible assets	(12,315)	(10,911)	(11,902)
Amortization and impairment of mineral assets	(997)	(1,114)	(860)
TOTAL	(13,312)	(12,025)	(12,762)

Items related to balance sheet

5.4 Working capital

5.4.1 Inventories

Accounting principles

Inventories are measured in the Consolidated Financial Statements at the lower of historical cost or market value. Costs for petroleum and petrochemical products are determined according to the FIFO (First-In, First-Out) method or weighted-average cost method and other inventories are measured using the weighted-average cost method.

In addition stocks held for trading are measured at fair value less cost to sell.

Refining & Chemicals

Petroleum product inventories are mainly comprised of crude oil and refined products. Refined products principally consist of gasoline, distillate and fuel produced by TotalEnergies’ refineries. The turnover of petroleum products does not exceed two months on average.

Crude oil costs include raw material and receiving costs. Refining costs principally include crude oil costs, production costs (energy, labor, depreciation of producing assets) and an allocation of production overheads (taxes, maintenance, insurance, etc.).

Costs of chemical product inventories consist of raw material costs, direct labor costs and an allocation of production overheads. Start-up costs, general administrative costs and financing costs are excluded from the costs of refined and chemicals products.

Marketing & Services

The costs of products refined by TotalEnergies’ entities include mainly raw materials costs, production costs (energy, labor, depreciation of producing assets), primary costs of transport and an allocation of production overheads (taxes, maintenance, insurance, etc.).

General administrative costs and financing costs are excluded from the cost price of products.

Product inventories purchased from entities external to TotalEnergies are valued at their purchase cost plus primary costs of transport.

Carbon dioxide emission rights generated as part of the EU Emission Trading scheme (EU ETS)

In the absence of a current IFRS standard or interpretation on accounting for emission rights of carbon dioxide generated as part of the EU Emission Trading scheme (EU ETS), the following principles are applied:

-    Emission rights are managed as a cost of production and as such are recognized in inventories:

●
Emission rights allocated for free are booked in inventories with a nil carrying amount;
●
Purchased emission rights are booked at acquisition cost;
●
Sales or annual surrender of emission rights result in decreases in inventories valued at weighted-average cost;
●
If the carrying amount of inventories at closing date is higher than the market value, an impairment loss is recorded.

-    If emission rights to be surrendered at the end of the compliance period are higher than emission rights (allocated and purchased), the shortage is accounted for as a liability at market value;

-    Forward transactions are recognized at their fair market value in the balance sheet. Changes in the fair value of such forward transactions are recognized in the statement of income, unless hedge accounting has been applied.

Energy savings certificates

In the absence of current IFRS standards or interpretations on accounting for energy savings certificates (ESC), the following principles are applied:

-    If the obligations linked to the sales of energy are greater than the number of ESC’s held then a liability is recorded. These liabilities are valued based on the price of the last transactions;

-    In the event that the number of ESC’s held exceeds the obligation at the balance sheet date this is accounted for as inventory. Otherwise a valuation allowance is recorded;

-    ESC inventories are valued at weighted-average cost (acquisition cost for those ESC’s acquired or cost incurred for those ESC’s generated internally).

If the carrying value of the inventory of certificates at the balance sheet date is higher than the market value, an impairment loss is recorded.

As of December 31, 2025		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	2,367	(14)	2,353
Refined products	4,344	(66)	4,278
Chemicals products	1,526	(112)	1,414
Trading inventories	5,950	–	5,950
Other inventories	3,524	(856)	2,668
TOTAL	17,711	(1,048)	16,663

As of December 31, 2024		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	3,111	(4)	3,107
Refined products	4,714	(48)	4,666
Chemicals products	1,558	(108)	1,450
Trading inventories	7,280	–	7,280
Other inventories	3,400	(1,035)	2,365
TOTAL	20,063	(1,195)	18,868

As of December 31, 2023		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	3,334	(152)	3,182
Refined products	5,335	(141)	5,194
Chemicals products	1,668	(97)	1,571
Trading inventories	6,158	–	6,158
Other inventories	4,248	(1,036)	3,212
TOTAL	20,743	(1,426)	19,317

Changes in the valuation allowance on inventories are as follows:

			Currency
	Valuation		translation	Valuation
For the year ended December 31,	allowance as of		adjustment and	allowance as of
(M$)	January 1,	Increase (net)	other variations	December 31,
2025	(1,195)	21	126	(1,048)
2024	(1,426)	246	(15)	(1,195)
2023	(1,312)	(92)	(22)	(1,426)

5.4.2 Accounts receivable and other current assets

As of December 31, 2025		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	19,458	(899)	18,559
Recoverable taxes	4,144	(4)	4,140
Other operating receivables	14,224	(292)	13,932
Prepaid expenses	2,260	–	2,260
Other debtors	105	–	105
Other current assets	20,733	(296)	20,437

As of December 31, 2024		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	20,183	(902)	19,281
Recoverable taxes	4,295	(6)	4,289
Other operating receivables	17,094	(248)	16,846
Prepaid expenses	2,481	–	2,481
Other debtors	71	–	71
Other current assets	23,941	(254)	23,687

As of December 31, 2023		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	24,334	(892)	23,442
Recoverable taxes	4,085	(7)	4,078
Other operating receivables	15,218	(266)	14,952
Prepaid expenses	1,731	–	1,731
Other debtors	60	–	60
Other current assets	21,094	(273)	20,821

Changes in the valuation allowance on “Accounts receivable” and “Other current assets” are as follows:

			Currency
	Valuation		translation	Valuation
	allowance as of		adjustments and	allowance as of
For the year ended December 31, (M$)	January 1,	Increase (net)	other variations	December 31,
Accounts receivable
2025	(902)	31	(28)	(899)
2024	(892)	(53)	43	(902)
2023	(826)	(82)	16	(892)
Other current assets
2025	(254)	(22)	(20)	(296)
2024	(273)	1	18	(254)
2023	(325)	(7)	59	(273)

As of December 31, 2025, the net portion of the overdue receivables included in “Accounts receivable” and “Other current assets” was $4,858 million, of which $2,257 million was due less than 90 days, $364 million was due between 90 days and 6 months, $1,119 million was due between 6 and 12 months and $1,118 million was due after 12 months.

As of December 31, 2024, the net portion of the overdue receivables included in “Accounts receivable” and “Other current assets” was $4,987 million, of which $2,708 million was due less than 90 days, $443 million was due between 90 days and 6 months, $815 million was due between 6 and 12 months and $1,021 million was due after 12 months.

As of December 31, 2023, the net portion of the overdue receivables included in “Accounts receivable” and “Other current assets” was $5,903 million, of which $3,211 million was due less than 90 days, $420 million was due between 90 days and 6 months, $993 million was due between 6 and 12 months and $1,278 million was due after 12 months.

5.4.3 Other creditors and accrued liabilities

As of December 31, (M$)	2025	2024	2023
Accruals and deferred income	2,323	1,561	1,129
Payable to States (including taxes and duties)	10,427	12,561	13,974
Payroll	1,820	1,597	1,687
Other operating liabilities	21,774	20,242	19,937
OTHER CREDITORS AND ACCRUED LIABILITIES	36,344	35,961	36,727

As of December 31, 2025, the heading “Other operating liabilities” notably includes the second quarterly interim dividend for the fiscal year 2025 for $2,140 million, which was paid in January 2026 and the third quarterly interim dividend for the fiscal year 2025 for $2,148 million, which will be paid in April 2026. It also includes payment agent agreements with financial institutions, facilitating the operational processing of the suppliers’ payment chain and enabling the batch settlement of invoices, put in place in 2025. These invoices are settled by the agent at their due date, who is reimbursed by TotalEnergies at the beginning of the following month. As of December 31, 2025, the amount payable to payment agents amounted to $1,780 million.

As of December 31, 2024, the heading “Other operating liabilities” notably includes the second quarterly interim dividend for the fiscal year 2024 for $1,845 million, which was paid in January 2025 and the third quarterly interim dividend for the fiscal year 2024 for $1,851 million, which was paid in April 2025.

As of December 31, 2023, the heading “Other operating liabilities” notably included the second quarterly interim dividend for the fiscal year 2023 for $1,959 million, which was paid in January 2024 and the third quarterly interim dividend for the fiscal year 2023 for $1,923 million, which was paid in April 2024.

Items related to the cash flow statement

5.5 Cash flow from operating activities

Accounting principles

The cash flows incurred in currencies other than dollar has been translated into dollars using the exchange rate on the transaction date or the average exchange rate for the period. Currency translation differences arising from the translation of monetary assets and liabilities denominated in foreign currency into dollars using the closing exchange rates are shown in the consolidated statement of cash flows under “Effect of exchange rates”. Therefore, the consolidated statement of cash flows will not agree with the figures derived from the consolidated balance sheet.

The following table gives additional information on cash paid or received in the cash flow from operating activities.

Detail of interest, taxes and dividends

For the year ended December 31, (M$)	2025	2024	2023
Interests paid	(3,051)	(2,934)	(2,883)
Interests received	944	1,302	1,431
Income tax paid(a)	(9,622)	(10,561)	(12,688)
Dividends received	1,722	1,833	2,821
(a)	These amounts include taxes paid in kind under production-sharing contracts in exploration and production activities.

Detail of changes in working capital

For the year ended December 31, (M$)	2025	2024	2023
Inventories	2,848	(203)	3,159
Accounts receivable	1,406	3,884	306
Other current assets	3,266	(3,556)	14,860
Accounts payable	(3,198)	(889)	572
Other creditors and accrued liabilities	(3,038)	3,128	(12,806)
NET AMOUNT, DECREASE (INCREASE)	1,284	2,364	6,091

Detail of changes in provisions and deferred taxes

As of December 31, (M$)	2025	2024	2023
Accruals	617	(373)	257
Deferred taxes	307	563	556
TOTAL	924	190	813